UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Management Associates, Inc.
Address: 6220 S. Orange Blossom Trail, Suite145
         Orlando, FL  32809

13F File Number:  28-05720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy Russo
Title:     Chief Compliance Officer
Phone:     (407) 854-0040

Signature, Place, and Date of Signing:

       /s/ Randy Russo     Orlando, FL     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $292,757 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9493   170669 SH       SOLE                   170669        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111    10766   289123 SH       SOLE                   289123        0        0
AFFILIATED COMPUTER SERVICES   CL A             008190100     6279   138910 SH       SOLE                   138910        0        0
AMAZON COM INC                 COM              023135106        7    91150 SH       SOLE                    91150        0        0
AMGEN INC                      COM              031162100     6607   103827 SH       SOLE                   103827        0        0
APOLLO GROUP INC               CL A             037604105        9   107135 SH       SOLE                   107135        0        0
APPLE INC                      COM              037833100    16586   134919 SH       SOLE                   134919        0        0
BARD C R INC                   COM              067383109     4598    56365 SH       SOLE                    56365        0        0
BARRICK GOLD CORP              COM              067901108        4   113840 SH       SOLE                   113840        0        0
BAXTER INTL INC                COM              071813109    11578   176890 SH       SOLE                   176890        0        0
BMC SOFTWARE INC               COM              055921100    10541   333018 SH       SOLE                   333018        0        0
BROADCOM CORP                  CL A             111320107     4509   219835 SH       SOLE                   219835        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     4833    94047 SH       SOLE                    94047        0        0
CERNER CORP                    COM              156782104     8787   212179 SH       SOLE                   212179        0        0
CHURCH & DWIGHT INC            COM              171340102        9   156579 SH       SOLE                   156579        0        0
CISCO SYS INC                  COM              17275R102     5453   271010 SH       SOLE                   271010        0        0
COLGATE PALMOLIVE CO           COM              194162103       12   165835 SH       SOLE                   165835        0        0
DIRECTV GROUP INC              COM              25459L106        7   285025 SH       SOLE                   285025        0        0
EXPRESS SCRIPTS INC            COM              302182100     6271    92495 SH       SOLE                    92495        0        0
EXXON MOBIL CORP               COM              30231G102     9152   114738 SH       SOLE                   114738        0        0
FASTENAL CO                    COM              311900104        6   113350 SH       SOLE                   113350        0        0
GENENTECH INC                  COM NEW          368710406     1260    15430 SH       SOLE                    15430        0        0
GILEAD SCIENCES INC            COM              375558103     7899   197482 SH       SOLE                   197482        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4603    52320 SH       SOLE                    52320        0        0
GOOGLE INC                     CL A             38259P508    11837    27204 SH       SOLE                    27204        0        0
GRAINGER W W INC               COM              384802104        5    62864 SH       SOLE                    62864        0        0
HANSEN NAT CORP                COM              411310105        9   248430 SH       SOLE                   248430        0        0
HESS CORP                      COM              42809H107     4281    83660 SH       SOLE                    83660        0        0
HEWLETT PACKARD CO             COM              428236103     7711   144440 SH       SOLE                   144440        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    11834   110277 SH       SOLE                   110277        0        0
ISHARES INC                    MSCI AUSTRIA INV 464286202      234     7400 SH       SOLE                     7400        0        0
ISHARES INC                    MSCI JAPAN       464286848      283    22395 SH       SOLE                    22395        0        0
ISHARES INC                    MSCI SWEDEN      464286756      203     8415 SH       SOLE                     8415        0        0
ISHARES INC                    MSCI SWITZERLD   464286749      227     9900 SH       SOLE                     9900        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      228    10700 SH       SOLE                    10700        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107        4    96215 SH       SOLE                    96215        0        0
JUNIPER NETWORKS INC           COM              48203R104     6586   258280 SH       SOLE                   258280        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104        7    63318 SH       SOLE                    63318        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109     6557   199495 SH       SOLE                   199495        0        0
MCAFEE INC                     COM              579064106     8822   272170 SH       SOLE                   272170        0        0
MCDONALDS CORP                 COM              580135101       12   189200 SH       SOLE                   189200        0        0
MICROSOFT CORP                 COM              594918104     5393   224302 SH       SOLE                   224302        0        0
MORGAN STANLEY                 COM NEW          617446448     4683   222905 SH       SOLE                   222905        0        0
MOSAIC CO                      COM              61945A107        0    10360 SH       SOLE                    10360        0        0
MURPHY OIL CORP                COM              626717102     9335   185135 SH       SOLE                   185135        0        0
NEW IRELAND FUND INC           COM              645673104      282    22430 SH       SOLE                    22430        0        0
NIKE INC                       CL B             654106103        7   110410 SH       SOLE                   110410        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     6112    90590 SH       SOLE                    90590        0        0
PEPSICO INC                    COM              713448108    13284   193359 SH       SOLE                   193359        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101     6477   144285 SH       SOLE                   144285        0        0
POTASH CORP SASK INC           COM              73755L107        4    49915 SH       SOLE                    49915        0        0
PRAXAIR INC                    COM              74005P104        5    78453 SH       SOLE                    78453        0        0
QUALCOMM INC                   COM              747525103        4   115995 SH       SOLE                   115995        0        0
QUALITY SYS INC                COM              747582104     9861   239456 SH       SOLE                   239456        0        0
SCHERING PLOUGH CORP           COM              806605101     4294   238890 SH       SOLE                   238890        0        0
SOUTHWESTERN ENERGY CO         COM              845467109     9193   301915 SH       SOLE                   301915        0        0
ST JUDE MED INC                COM              790849103     4188   114635 SH       SOLE                   114635        0        0
SYMANTEC CORP                  COM              871503108    11815   676235 SH       SOLE                   676235        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     6579   140980 SH       SOLE                   140980        0        0
TJX COS INC NEW                COM              872540109       13   414445 SH       SOLE                   414445        0        0
UNITED TECHNOLOGIES CORP       COM              913017109       12   204590 SH       SOLE                   204590        0        0
XILINX INC                     COM              983919101     4391   219485 SH       SOLE                   219485        0        0
YAHOO INC                      COM              984332106     8705   626670 SH       SOLE                   626670        0        0
YUM BRANDS INC                 COM              988498101       11   314360 SH       SOLE                   314360        0        0